Summary of Significant Accounting Policies - Schedule of Calculation of Basic and Diluted Net Income Per Ordinary Shares (Details) - USD ($)	3 Months Ended	5 Months Ended		6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025		Jun. 30, 2026
Class A [Member]
Numerator:
Allocation of net income, Basic	$ 632,835	$ 114,136		$ 1,943,168
Denominator:
Basic weighted average ordinary shares outstanding	23,660,000	8,576,750		23,660,000
Basic net income per ordinary share	$ 0.03	$ 0.01		$ 0.08
Allocation of net income, Diluted	$ 632,835	$ 112,648		$ 1,943,168
Diluted weighted average ordinary shares outstanding	23,660,000	8,576,750		23,660,000
Diluted income per ordinary share	$ 0.03	$ 0.01		$ 0.08
Class B [Member]
Numerator:
Allocation of net income, Basic	$ 205,060	$ 93,542		$ 629,655
Denominator:
Basic weighted average ordinary shares outstanding	7,666,667	7,029,167	[1]	7,666,667
Basic net income per ordinary share	$ 0.03	$ 0.01		$ 0.08
Allocation of net income, Diluted	$ 205,060	$ 95,030		$ 629,655
Diluted weighted average ordinary shares outstanding	7,666,667	7,235,417	[1]	7,666,667
Diluted income per ordinary share	$ 0.03	$ 0.01		$ 0.08

[1]	On November 3, 2025, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering. As such, the 1,000,000 Founder Shares are no longer subject to forfeiture (Note 5).